WARRANTS (Details 1) - Warrant	12 Months Ended
Dec. 31, 2021 $ / shares
Weighted-Average Exercise Price, Warrants Granted Whose Exercise Price Exceeded Fair Value at the Date of Grant (in dollars per share)	$ 0.08
Weighted-Average Fair Value, Warrants Granted Whose Exercise Price Exceeded Fair Value at the Date of Grant (in dollars per share)	0.21
Weighted-Average Fair Value, Warrants Granted Whose Exercise Price Was Equal or Lower Than Fair Value at the Date of Grant (in dollars per share)	0
Weighted-Average Exercise Price, Warrants Granted Whose Exercise Price Was Equal or Lower Than Fair Value at the Date of Grant (in dollars per share)	$ 0